UNITED SPIRITS, INC.	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 5. UNITED SPIRITS, INC.

United Spirits, Inc. (“United”) is owned and managed by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic. United provides distribution services for BiVi and Bellissima (see Note 12)and is considered a variable interest entity (“VIE”) of Iconic. Since Iconic has been determined to be the primary beneficiary of United, we have included United’s assets, liabilities, and operations in the accompanying consolidated financial statements of Iconic. Summarized financial information of United follows:

	June 30,	December 31,
	2019	2018
Balance Sheets:
Cash and cash equivalents	$26,694	$38,793
Intercompany receivable from Iconic (A)	133,394	204,461
Right-of-use asset	78,387	-
Total assets	$238,475	$243,254

Accounts payable and accrued expense	$196,950	$11,338
Loans payable to officer and affiliated entity	71,115	71,037
Intercompany payable to Bellissima (A)	297,787	335,257
Intercompany payable to BiVi (A)	66,876	56,854
Operating lease liability	78,387	-
Total Liabilities	711,115	474,487
Noncontrolling interest in VIE	(472,640)	(231,333)
Total liabilities and stockholders’ deficiency	$238,475	$243,153

	Six months ended June 30,
Statements of operations:	2019	2018
Intercompany distribution income (A)	$4,542	$3,619

Royalty expense	127,500	-
Officers' compensation	82,000	-
Other operating expenses- net	36,450	9,044
Total operating expenses	245,950	9,044
Net income (loss)	$(241,408)	$(5,425)

(A)    Eliminated in consolidation

United Spirits, Inc. (“United”) is owned and managed by Richard DeCicco, the controlling shareholder, President, CEO, and Director of Iconic. United provides distribution services for BiVi and Bellissima (see Note 12) and is considered a variable interest entity (“VIE”) of Iconic. Since Iconic has been determined to be the primary beneficiary of United, we have included United’s assets, liabilities, and operations in the accompanying consolidated financial statements of Iconic. Summarized financial information of United follows:

	December 31, 2018	December 31, 2017
Balance Sheets:
Cash and cash equivalents	$38,793	$1,181,076
Intercompany receivable from Iconic (A)	204,461	230,226
Total assets	$243,254	$1,411,302

Current portion of debt	$-	$15,470
Accounts payable and accrued expense	11,338	-
Loans payable to officer and affiliated entity	71,037	71,052
Intercompany payable to Bellissima (A)	335,257	1,376,729
Intercompany payable to BiVi (A)	56,854	88,259
Total Liabilities	474,487	1,551,510
Noncontrolling interest in VIE	(231,333)	(140,208)
Total liabilities and stockholders’ deficiency	$243,254	$1,411,302

	Years ended December 31,
	2018	2017
Statements of operations:
Intercompany distribution income (A)	$12,242	$60,696

Royalty expense	65,000	-
Officers’ compensation	30,000	-
Other operating expenses – net	8,266	15,922
Total operating expenses	103,266	15,922
Net income (loss)	$(91,024)	$44,774

(A) Eliminated in consolidation